RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Nature of the relationships with related parties:

Name	Relationship with the Company
Kaiming Hu	Previous owner of NBpay group, former shareholder of MFH
Zhiyou Wang	Former director of MFH’s affiliated companies, former shareholder of MFH
Radiance Holding (HK) Limited	Former shareholder of MFH
Wei Zheng	Director of MFH Tech
Ying Wang	Associated with Zhiyou Wang

a)	As of December 31, 2023 and 2022, the following balance was due from the related party:

Net Amount due from the related party

		As of December 31,	As of December 31,
		2023	2022
		US$	US$
Kaiming Hu	(i)	—	—
Wei Zheng	(ii)	—	25,000

i.	The receivable due from Mr. Kaiming Hu is $556,083 at the end of December 31, 2021, related to capital contribution. Due to the changes of the Company’s management and business team in the second half of 2021, the Company failed to collect the receivable from Mr. Kaiming Hu in a timely manner. The Company made full provision for doubtful accounts for this receivable at the end of 2021.

ii.	On September 10, 2022, Mercurity Fintech Technology Holding Inc. (“MFH Tech”), a subsidiary of the Company, provided a loan of US $25,000 to Mr. Wei Zheng with a term of one year. Mr. Wei Zheng serves as a director of our US subsidiary MFH Tech, and during 2023, this loan was converted into a reserve fund for the Company’s new business. Mr Wei Zheng had the right to continue holding and using the reserve fund. As of December 31, 2023, Mr Wei Zheng had offset the reserve fund balance with the Company’s business expenses advanced by him.

b)	As of December 31, 2023 and 2022, the following balance was due to the related party:

Net Amount due to the related party

		As of December 31, 2023	As of December 31, 2022
		US$	US$
Zhiyou Wang	(i)	243,219	238,168
Radiance Holding (HK) Limited	(ii)	273,000	273,000
Ying Wang	(iii)	400,000	400,000

i.	The amounts represent the payables of $243,219 due to Zhiyou Wang related to the Company’s borrowing from shareholders because of a temporary shortage of RMB funds. As of December 31, 2023, the Company has not yet repaid the loan due to the affiliated relationship between Zhiyou Wang and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.
ii.	The amounts represent the payables of $273,000 due to Radiance Holding (HK) Limited related to the Company’s borrowing shares from shareholders to pay agency fees with 100,000 ADSs of the Company. As of December 31, 2023, the Company has not yet repaid the loan due to the affiliated relationship between Radiance Holding (HK) Limited and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.
iii.	On June 13, 2022, the Company issued a promissory note to Ying Wang, a Singapore resident associated with Zhiyou Wang, in the principal amount of up to USD$5,000,000 to provide for the Company’s working capital. The Note has a term of one year with the maturity date on June 1, 2023 and bears no interest other than any applicable imputed interest charged by the appropriate government authority. The balance of the Note may be prepaid at any time before the Maturity Date. As of December 31, 2023, the Company has not yet repaid the loan due to the affiliated relationship between Ying Wang and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.